Income taxes (Details) (USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended			5 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended		5 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 25, 2011 Predecessor Registrant	Dec. 31, 2010 Predecessor Registrant	Dec. 31, 2011 ISR	Dec. 31, 2012 ISR	Dec. 31, 2011 ISR	May 25, 2011 ISR Predecessor Registrant	Dec. 31, 2010 ISR Predecessor Registrant	Dec. 31, 2011 IETU	Dec. 31, 2012 IETU	May 25, 2011 IETU Predecessor Registrant	Dec. 31, 2010 IETU Predecessor Registrant
Income taxes
Total current	$ 1,319	$ 1,134			$ 624	$ 588	$ 1,276	$ 1,078		$ 267	$ 58	$ 43	$ 56	$ 357	$ 530
Deferred, before change in valuation allowance							6,175	(26,815)		(10,965)	(149)	5,512	(4,815)	2,146	264
Change in valuation allowance	(873)	15,676	9,521	76	10,394	76
Total deferred	10,814	(15,955)			1,575	191
Total income tax (benefit) expense	12,133	(14,820)	14,332	779	2,199	779
Items as a result of which the provision (benefit) for income taxes differs from the amount computed by applying the Mexican statutory income tax rate on the income (loss) before income taxes
Mexican statutory income tax rate (as a percent)		30.00%						30.00%	30.00%				17.50%
Expected income tax expense (benefit) at statutory rate		7,950	(9,986)	(3,933)
Tax inflation and statutory foreign exchange effects		3,546	4,676	1,681
Nondeductible expenses		1,624	1,953	230
ISR and IETU hybrid method		(21,834)	8,168	17,986
Use of previously reserved tax loss carryforwards		$ (21,782)		$ (15,261)